Changes in Significant Accounting Policies - Summary of Measurement of Financial Assets and Financial Liabilities (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of redesignated financial assets and liabilities [line items]
Total financial assets, before initial application of IFRS 9	€ 107,235
Total financial assets, after initial application of IFRS 9	107,198
Total financial liabilities, before initial application of IFRS 9	155,573
Total financial liabilities, after initial application of IFRS 9	155,573
Financial assets at amortised cost, class [member] | Other Non Current Receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial assets, before initial application of IFRS 9	1,402
Total financial assets, after initial application of IFRS 9	1,402
Financial assets at amortised cost, class [member] | Trade receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial assets, before initial application of IFRS 9	37,549
Total financial assets, after initial application of IFRS 9	37,512
Financial assets at amortised cost, class [member] | Other Current Receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial assets, before initial application of IFRS 9	12,910
Total financial assets, after initial application of IFRS 9	12,910
Financial assets at amortised cost, class [member] | Cash and Cash Equivalent [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial assets, before initial application of IFRS 9	55,035
Total financial assets, after initial application of IFRS 9	55,035
Financial assets at fair value through profit or loss, category [member] | Gains losses on derivative financial instruments [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial assets, before initial application of IFRS 9	339
Total financial assets, after initial application of IFRS 9	339
Financial liabilities at amortised cost, class [member] | Long-term borrowings [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial liabilities, before initial application of IFRS 9	25,717
Total financial liabilities, after initial application of IFRS 9	25,717
Financial liabilities at amortised cost, class [member] | Bank Overdraft and Short Term Borrowings [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial liabilities, before initial application of IFRS 9	25,967
Total financial liabilities, after initial application of IFRS 9	25,967
Financial liabilities at amortised cost, class [member] | Trade Accounts Payable [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial liabilities, before initial application of IFRS 9	76,035
Total financial liabilities, after initial application of IFRS 9	76,035
Financial liabilities at amortised cost, class [member] | Other Accounts Payable [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial liabilities, before initial application of IFRS 9	27,587
Total financial liabilities, after initial application of IFRS 9	27,587
Financial liabilities at fair value through profit or loss, category [member] | Gains losses on derivative financial instruments [member]
Disclosure of redesignated financial assets and liabilities [line items]
Total financial liabilities, before initial application of IFRS 9	267
Total financial liabilities, after initial application of IFRS 9	€ 267